The Tocqueville Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Automobiles & Components - 0.9%
Toyota Motor Corp. - ADR	20,000	$3,994,000

Banks - 0.9%
Bank of America Corp.	120,000	4,081,200

Capital Goods - 11.5%
Apogee Enterprises, Inc.	125,000	6,601,250
Caterpillar, Inc.	25,000	7,507,750
Crane Co.	75,000	9,308,250
Deere & Co.	20,000	7,871,600
Illinois Tool Works, Inc.	25,000	6,522,500
Mayville Engineering Co., Inc.(a)	500,000	6,345,000
Parker-Hannifin Corp.	15,000	6,967,500
		51,123,850

Commercial & Professional Services - 5.8%
ABM Industries, Inc.	125,000	5,098,750
Automatic Data Processing, Inc.	40,000	9,831,200
Paycom Software, Inc.	20,000	3,804,800
Republic Services, Inc.	40,000	6,844,800
		25,579,550

Consumer Discretionary Distribution & Retail - 1.7%
Amazon.com, Inc.(a)	50,000	7,760,000

Consumer Durables & Apparel - 1.7%
NIKE, Inc. - Class B	25,000	2,538,250
Sony Group Corp. - ADR	50,000	4,887,500
		7,425,750

Consumer Services - 2.3%
Expedia Group, Inc. - Class A(a)	20,000	2,966,600
McDonald's Corp.	25,000	7,318,000
Restaurant Brands International LP	37	2,911
		10,287,511

Consumer Staples Distribution & Retail - 1.7%
Walmart, Inc.	45,000	7,436,250

Energy - 6.6%
Cameco Corp.	75,000	3,581,250
Chevron Corp.	40,000	5,897,200
Diamondback Energy, Inc.	40,000	6,149,600
Halliburton Co.	100,000	3,565,000
Occidental Petroleum Corp.	75,000	4,317,750
Range Resources Corp.	100,000	2,904,000
Texas Pacific Land Corp.	2,000	2,922,660
		29,337,460

Financial Services - 1.4%
Intercontinental Exchange, Inc.	25,000	3,183,250
The Charles Schwab Corp.	50,000	3,146,000
		6,329,250

Food, Beverage & Tobacco - 1.3%
The Coca-Cola Co.	100,000	5,949,000

Health Care Equipment & Services - 2.0%
Abbott Laboratories	50,000	5,657,500
Cross Country Healthcare, Inc.(a)	150,000	3,187,500
		8,845,000

Household & Personal Products - 3.7%
Colgate-Palmolive Co.	100,000	8,420,000
The Procter & Gamble Co.	50,000	7,857,000
		16,277,000

Insurance - 1.9%
Aflac, Inc.	100,000	8,434,000

Materials - 10.6%
Avient Corp.	100,000	3,621,000
BHP Group Ltd. - ADR	50,000	3,061,000
Dow, Inc.	40,000	2,144,000
Freeport-McMoRan, Inc.	100,000	3,969,000
Newmont Mining Corp.	150,000	5,176,500
Nutrien Ltd.	50,000	2,493,500
Orion SA	400,000	8,960,000
Sonoco Products Co.	75,000	4,267,500
Vulcan Materials Co.	40,000	9,040,400
Wheaton Precious Metals Corp.	100,000	4,687,000
		47,419,900

Media & Entertainment - 7.5%
Alphabet, Inc. - Class A(a)	125,000	17,512,500
Cars.com, Inc.(a)	400,000	6,972,000
The Walt Disney Co.	50,000	4,802,500
Warner Bros Discovery, Inc.(a)	400,000	4,008,000
		33,295,000

Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
Johnson & Johnson	20,000	3,178,000
Lifecore Biomedical, Inc.(a)	250,000	1,632,500
Merck & Co., Inc.	100,000	12,078,000
Novo Nordisk AS - Class A - ADR	30,000	3,442,200
Pfizer, Inc.	200,000	5,416,000
		25,746,700

Semiconductors & Semiconductor Equipment - 10.7%
Applied Materials, Inc.	70,000	11,501,000
Marvell Technology, Inc.	100,000	6,770,000
NVIDIA Corp.	30,000	18,458,100
QUALCOMM, Inc.	75,000	11,138,250
		47,867,350

Software & Services - 9.2%
Adobe, Inc.(a)	10,000	6,177,800
Microsoft Corp.	40,000	15,903,200
ServiceNow, Inc.(a)	12,500	9,567,500
Shopify, Inc. - Class A(a)	115,000	9,208,050
		40,856,550

Technology Hardware & Equipment - 6.8%
Apple, Inc.	60,000	11,064,000
Crane NXT Co.	75,000	4,371,000
Flex Ltd.(a)	400,000	9,496,000
Lumentum Holdings, Inc.(a)	100,000	5,494,000
		30,425,000

Telecommunication Services - 0.9%
Verizon Communications, Inc.	100,000	4,235,000

Utilities - 2.3%
NextEra Energy, Inc.	175,000	10,260,250
TOTAL COMMON STOCKS (Cost $193,028,206)		432,965,571

REAL ESTATE INVESTMENT TRUSTS - 1.3%	Shares	Value
Weyerhaeuser Co.	175,000	5,734,750
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,359,578)		5,734,750

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%	Shares
STIT Treasury Portfolio - Class Institutional, 5.24%(b)	7,247,540	7,247,540
TOTAL SHORT-TERM INVESTMENTS (Cost $7,247,540)		7,247,540

TOTAL INVESTMENTS - 100.1% (Cost $203,635,324)		$445,947,861
Liabilities in Excess of Other Assets - (0.1)%		(239,170)
TOTAL NET ASSETS - 100.0%		$445,708,691

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.

• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

    Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used, as of January 31, 2024, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The Tocqueville Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automobiles & Components	3,994,000	–	–	3,994,000
Banks	4,081,200	–	–	4,081,200
Capital Goods	51,123,850	–	–	51,123,850
Commercial & Professional Services	25,579,550	–	–	25,579,550
Consumer Discretionary Distribution & Retail	7,760,000	–	–	7,760,000
Consumer Durables & Apparel	7,425,750	–	–	7,425,750
Consumer Services	10,284,600	2,911	–	10,287,511
Consumer Staples Distribution & Retail	7,436,250	–	–	7,436,250
Energy	29,337,460	–	–	29,337,460
Financial Services	6,329,250	–	–	6,329,250
Food, Beverage & Tobacco	5,949,000	–	–	5,949,000
Health Care Equipment & Services	8,845,000	–	–	8,845,000
Household & Personal Products	16,277,000	–	–	16,277,000
Insurance	8,434,000	–	–	8,434,000
Materials	47,419,900	–	–	47,419,900
Media & Entertainment	33,295,000	–	–	33,295,000
Pharmaceuticals, Biotechnology & Life Sciences	25,746,700	–	–	25,746,700
Semiconductors & Semiconductor Equipment	47,867,350	–	–	47,867,350
Software & Services	40,856,550	–	–	40,856,550
Technology Hardware & Equipment	30,425,000	–	–	30,425,000
Telecommunication Services	4,235,000	–	–	4,235,000
Utilities	10,260,250	–	–	10,260,250
Common Stocks - Total	$432,962,660	$2,911	$–	$432,965,571
Real Estate Investment Trusts	5,734,750	–	–	5,734,750
Money Market Funds	7,247,540	–	–	7,247,540
Total Assets	$445,944,950	$2,911	$–	$445,947,861

Refer to the Schedule of Investments for industry classifications.

* For further information regarding portfolio characteristics, please see the accompanying Schedule of Investments.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.